Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Schedule of trade and other receivables

Figures in million – SA rand	2022	2021	2020
Trade receivables — gold sales	—	44	42
Trade receivables — PGM sales	4,304	4,823	4,655
PGM sales concentrate	3,564	3,794	4,030
PGM sales other	740	1,029	625
Battery metals sales	135	—	—
Other trade receivables	1,389	904	1,021
Payroll debtors	361	322	268
Interest receivable	90	54	57
Financial assets	6,279	6,147	6,043
Prepayments	433	335	369
Value added tax	788	929	454
Total trade and other receivables	7,500	7,411	6,866
The table below summarises the impairment allowance raised on other receivables that are considered to be impaired:

Figures in million – SA rand	2022	2021	2020
Balance at beginning of the year	201	199	140
Impairment allowance recognised in profit or loss for the year	28	3	59
Impaired financial assets recovered during the year	(15)	(1)	—
Balance at end of the year	214	201	199